As filed with the Securities and Exchange Commission on March 29, 2016
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-22396
NEUBERGER BERMAN HIGH YIELD STRATEGIES FUND INC.
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Robert Conti, Chief Executive Officer and President
Neuberger Berman High Yield Strategies Fund Inc.
c/o Neuberger Berman Investment Advisers LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of Agents for Service)
Date of fiscal year end:  October 31
Date of reporting period:  January 31, 2016
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Schedule of Investments High Yield Strategies Fund Inc.
(Unaudited) 1/31/16

PRINCIPAL AMOUNT($)		VALUE($)	†

Bank Loan Obligationsµ (13.5%)

Aerospace & Defense (0.4%)
188,564	Transdigm Inc., First Lien Term Loan D, 3.75%, due 6/4/21	182,602
711,881	Transdigm Inc., Term Loan E1, 3.50%, due 5/16/22	681,740
		864,342
Air Transport (0.2%)
365,000	American Airlines Inc., First Lien Term Loan B1, 3.50%, due 10/10/21	357,897

All Telecom (0.2%)
518,693	Zayo Group, First Lien Term Loan B1, 3.75%, due 5/6/21	510,592	¢^^

Building & Development (0.2%)
369,075	HDS Holding Corp., First Lien Term Loan, 3.75%, due 8/13/21	362,616

Business Equipment & Services (1.9%)
188,575	Acosta Inc., First Lien Term Loan B1, 4.25%, due 9/26/21	179,972
188,568	Advantage Sales and Marketing, First Lien Term Loan, 4.25%, due 7/23/21	179,690
2,110,000	Advantage Sales and Marketing, Second Lien Term Loan, 7.50%, due 7/25/22	1,844,942
150,000	Equinix Inc., First Lien Term Loan, 4.00%, due 12/11/22	150,000
1,987,895	Presidio, First Lien Term Loan, 5.25%, due 2/2/22	1,906,729
		4,261,333
Cable & Satellite Television (0.5%)
1,115,000	Charter Communications Operating LLC, First Lien Term Loan I, 3.50%, due 1/24/23	1,113,194

Conglomerates (0.2%)
494,144	Spectrum Brands, Inc., First Lien Term Loan, 3.50%, due 6/23/22	492,627

Containers & Glass Products (0.3%)
190,000	Berry Plastics, First Lien Term Loan E, 3.75%, due 1/6/21	187,606
586,649	Berry Plastics, First Lien Term Loan F, 4.00%, due 10/3/22	583,504
		771,110
Cosmetics - Toiletries (0.1%)
310,000	Prestige Brands, Inc., First Lien Term Loan B3, 3.50%, due 9/3/21	309,225

Electronics - Electrical (2.3%)
1,174,335	Avago Technologies, First Lien Term Loan B, 3.75%, due 5/6/21	1,172,503
2,055,000	Avago Technologies, First Lien Term Loan B1, due 11/11/22	2,020,640	¢^^
274,313	CommScope, First Lien Term Loan B1, 3.83%, due 12/29/22	272,255
1,120,000	NXP Funding, First Lien Term Loan B1, 3.75%, due 12/7/20	1,117,200
446,625	Riverbed Technology, First Lien Term Loan B, 6.00%, due 4/25/22	441,788
		5,024,386
Financial Intermediaries (1.0%)
1,095,000	First Data Corporation, First Lien Term Loan B, 4.18%, due 7/8/22	1,073,374
1,501,913	Walter Investment Mgmt, First Lien Term Loan, 4.75%, due 12/18/20	1,163,051
		2,236,425
Food Products (0.2%)
149,700	Pinnacle Foods Finance LLC, Term Loan, 3.00%, due 4/29/20	147,829
183,855	Pinnacle Foods Finance LLC, Term Loan G, 3.00%, due 4/29/20	181,506
120,000	Pinnacle Foods Finance LLC, Term Loan B, 3.75%, due 1/6/23	120,019
		449,354
Health Care (0.2%)
191,040	dj Orthopedics LLC, First Lien Term Loan B1, 4.25%, due 6/8/20	183,717
265,923	Pharmaceutical Product Development, Inc., First Lien Term Loan B, 4.25%, due 8/18/22	260,549
		444,266
Industrial Equipment (0.1%)
664,094	Exco Resources Inc., Term Loan B, 12.50%, due 10/19/20	250,144

Leisure Goods - Activities - Movies (0.5%)
1,057,040	Match Group Inc., First Lien Term Loan B, 5.50%, due 11/16/22	1,052,632	¢^^

Lodging & Casinos (3.1%)
1,040,000	Cowlitz Tribal Gaming Authority, First Lien Term Loan B, 11.50%, due 12/4/21	977,600
1,759,000	Four Seasons Holdings Inc., Second Lien Term Loan, 6.25%, due 12/27/20	1,730,416
310,000	Hilton Worldwide, First Lien Term Loan, 3.50%, due 10/26/20	309,284
408,946	MGM Resorts, First Lien Term Loan B, 3.50%, due 12/20/19	404,857	¢^^
3,022,900	Mohegan Tribal Gaming, First Lien Term Loan, 5.50%, due 6/15/18	2,925,744
358,200	MTR Gaming Group, First Lien Term Loan B, 4.25%, due 7/25/22	354,618
176,091	Twin Rivers Casino, First Lien Term Loan B, 5.25%, due 7/10/20	175,078
		6,877,597
Publishing (0.2%)
377,628	Tribune Company, First Lien Term Loan B, 3.75%, due 12/27/20	370,706

Radio & Television (0.5%)
775,000	Cumulus Media, First Lien Term Loan B, 4.25%, due 12/23/20	563,262
309,223	Sinclair Broadcasting, First Lien Term Loan B1, 3.50%, due 7/30/21	304,585
94,246	Univision Communications Inc., First Lien Term Loan, 4.00%, due 3/1/20	91,949
94,251	Univision Communications Inc., First Lien Term Loan C4, 4.00%, due 3/1/20	91,844
		1,051,640
Retailers (except food & drug) (0.6%)
309,207	JC Penney Co., First Lien Term Loan, 6.00%, due 5/22/18	301,864
1,119,375	PetSmart Inc., First Lien Term Loan B1, 4.25%, due 3/11/22	1,082,995
		1,384,859
Steel (0.2%)
643,355	FMG Resources, First Lien Term Loan, 4.25%, due 6/30/19	444,397

Surface Transport (0.1%)
305,376	Hertz Corporation, First Lien Term Loan B1, 3.75%, due 3/11/18	304,231	¢^^

Utilities (0.5%)
209,474	Calpine Corp., Term Loan, 3.50%, due 5/27/22	198,313
585,000	Calpine Corp., First Lien Term Loan B6, 4.00%, due 1/15/23	561,600
309,207	Dynegy Holdings Inc., First Lien Term Loan B2, 4.00%, due 4/23/20	297,698
		1,057,611
	Total Bank Loan Obligations (Cost $31,313,542)	29,991,184

Corporate Debt Securities (137.0%)

Advertising (2.4%)
1,190,000	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 7.63%, due 3/15/20	980,262
495,000	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. A, 6.50%, due 11/15/22	440,550
1,800,000	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 6.50%, due 11/15/22	1,667,250
175,000	Lamar Media Corp., Guaranteed Notes, 5.75%, due 2/1/26	180,250	ñ
2,100,000	Nielsen Finance LLC, Guaranteed Notes, 5.00%, due 4/15/22	2,118,375	ñ
		5,386,687
Aerospace & Defense (0.3%)
715,000	Bombardier, Inc., Senior Unsecured Notes, 6.00%, due 10/15/22	489,775	ñ
180,000	TransDigm, Inc., Guaranteed Notes, 7.50%, due 7/15/21	183,600
		673,375
Auto Parts & Equipment (0.8%)
320,000	Goodyear Tire & Rubber Co., Guaranteed Notes, 6.50%, due 3/1/21	336,000
1,360,000	ZF N.A. Capital, Inc., Guaranteed Notes, 4.00%, due 4/29/20	1,357,620	ñ
		1,693,620
Banking (5.9%)
270,000	Ally Financial, Inc., Guaranteed Notes, 5.50%, due 2/15/17	273,375
1,125,000	Ally Financial, Inc., Senior Unsecured Notes, 3.60%, due 5/21/18	1,110,938
2,915,000	Ally Financial, Inc., Guaranteed Notes, 8.00%, due 3/15/20	3,264,800	ØØ
245,000	Ally Financial, Inc., Senior Unsecured Notes, 5.13%, due 9/30/24	248,369
1,018,000	Ally Financial, Inc., Senior Unsecured Notes, 8.00%, due 11/1/31	1,154,157
3,655,000	CIT Group, Inc., Senior Unsecured Notes, 5.00%, due 5/15/17	3,732,669
1,830,000	CIT Group, Inc., Senior Unsecured Notes, 6.63%, due 4/1/18	1,935,225	ñ
755,000	CIT Group, Inc., Senior Unsecured Notes, 5.38%, due 5/15/20	781,425
525,000	CIT Group, Inc., Senior Unsecured Notes, 5.00%, due 8/15/22	530,919
		13,031,877
Beverages (0.5%)
825,000	Constellation Brands, Inc., Guaranteed Notes, 4.25%, due 5/1/23	844,594
345,000	Constellation Brands, Inc., Guaranteed Notes, 4.75%, due 11/15/24	360,094
		1,204,688
Building & Construction (3.2%)
490,000	CalAtlantic Group, Inc., Guaranteed Notes, 8.38%, due 1/15/21	559,825
570,000	CalAtlantic Group, Inc., Guaranteed Notes, 5.38%, due 10/1/22	574,275
1,775,000	D.R. Horton, Inc., Guaranteed Notes, 5.75%, due 8/15/23	1,868,187
1,970,000	Lennar Corp., Guaranteed Notes, 4.75%, due 11/15/22	1,920,750
180,000	Meritage Homes Corp., Guaranteed Notes, 7.00%, due 4/1/22	184,500
180,000	Meritage Homes Corp., Guaranteed Notes, 6.00%, due 6/1/25	175,500
250,000	Pulte Homes, Inc., Guaranteed Notes, 6.00%, due 2/15/35	243,125
1,085,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., Guaranteed Notes, 5.25%, due 4/15/21	1,019,900	ñ
305,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., Guaranteed Notes, 5.63%, due 3/1/24	277,550	ñ
195,000	Toll Brothers Finance Corp., Guaranteed Notes, 4.00%, due 12/31/18	198,900
130,000	Toll Brothers Finance Corp., Guaranteed Notes, 4.38%, due 4/15/23	125,125
		7,147,637
Building Materials (2.3%)
250,000	Allegion PLC, Guaranteed Notes, 5.88%, due 9/15/23	258,125
1,325,000	HD Supply, Inc., Senior Secured Notes, 5.25%, due 12/15/21	1,363,094	ñ
545,000	Masco Corp., Senior Unsecured Notes, 5.95%, due 3/15/22	596,775
400,000	USG Corp., Senior Unsecured Notes, 6.30%, due 11/15/16	410,000
1,990,000	USG Corp., Senior Unsecured Notes, 9.75%, due 1/15/18	2,189,000	a
320,000	USG Corp., Guaranteed Notes, 5.50%, due 3/1/25	323,200	ñ
		5,140,194
Cable & Satellite Television (11.5%)
2,855,000	Altice Luxembourg SA, Guaranteed Notes, 7.75%, due 5/15/22	2,662,287	ñ
235,000	Altice Luxembourg SA, Guaranteed Notes, 7.63%, due 2/15/25	209,150	ñ
500,000	CCO Holdings LLC/CCO Holdings Capital Corp., Guaranteed Notes, 6.63%, due 1/31/22	529,375
705,000	CCO Holdings LLC/CCO Holdings Capital Corp., Guaranteed Notes, 5.25%, due 9/30/22	713,813
215,000	CCO Holdings LLC/CCO Holdings Capital Corp., Guaranteed Notes, 5.13%, due 5/1/23	214,436	ñ
590,000	CCO Holdings LLC/CCO Holdings Capital Corp., Guaranteed Notes, 5.38%, due 5/1/25	584,100	ñ
1,900,000	CCO Holdings LLC/CCO Holdings Capital Corp., Guaranteed Notes, 5.88%, due 5/1/27	1,871,500	ñ
310,000	CCOH Safari LLC, Senior Unsecured Notes, 5.75%, due 2/15/26	308,411	ñ
1,202,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., Senior Unsecured Notes, 6.38%, due 9/15/20	1,161,433	ñ
1,389,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., Senior Unsecured Notes, 5.13%, due 12/15/21	1,256,212	ñ
615,000	CSC Holdings LLC, Senior Unsecured Notes, 7.63%, due 7/15/18	648,825
2,120,000	DISH DBS Corp., Guaranteed Notes, 5.13%, due 5/1/20	2,097,475
1,145,000	DISH DBS Corp., Guaranteed Notes, 6.75%, due 6/1/21	1,167,900
195,000	DISH DBS Corp., Guaranteed Notes, 5.00%, due 3/15/23	169,650
2,135,000	DISH DBS Corp., Guaranteed Notes, 5.88%, due 11/15/24	1,900,150
1,645,000	Neptune Finco Corp., Senior Unsecured Notes, 10.88%, due 10/15/25	1,743,494	ñ
1,275,000	Numericable Group SA, Senior Secured Notes, 4.88%, due 5/15/19	1,267,031	ñ
2,880,000	Numericable Group SA, Senior Secured Notes, 6.00%, due 5/15/22	2,836,800	ñØØ
510,000	Numericable Group SA, Senior Secured Notes, 6.25%, due 5/15/24	497,250	ñ
255,000	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Senior Secured Notes, 5.00%, due 1/15/25	254,363	ñ
355,000	UPCB Finance IV Ltd., Senior Secured Notes, 5.38%, due 1/15/25	340,800	ñ
1,175,000	Virgin Media Finance PLC, Guaranteed Notes, 6.00%, due 10/15/24	1,183,812	ñ
616,500	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.38%, due 4/15/21	630,371	ñ
1,360,000	WideOpenWest Finance LLC/WideOpenWest Capital Corp., Guaranteed Notes, 10.25%, due 7/15/19	1,281,800
		25,530,438
Chemicals (2.0%)
725,000	Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding Bank, Guaranteed Notes, 7.38%, due 5/1/21	761,250	ñ
305,000	Huntsman Int'l LLC, Guaranteed Notes, 4.88%, due 11/15/20	270,687
630,000	Momentive Performance Materials, Inc., Senior Secured Notes, 8.88%, due 10/15/20	63	‡
630,000	Momentive Performance Materials, Inc., Senior Secured Notes, 3.88%, due 10/24/21	423,675
1,100,000	NOVA Chemicals Corp., Senior Unsecured Notes, 5.00%, due 5/1/25	1,031,250	ñ
2,190,000	PQ Corp., Secured Notes, 8.75%, due 11/1/18	2,036,700	ñ
		4,523,625
Consumer - Commercial Lease Financing (7.6%)
1,790,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Guaranteed Notes, 2.75%, due 5/15/17	1,758,675
1,150,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Guaranteed Notes, 4.50%, due 5/15/21	1,127,000
705,000	Aircastle Ltd., Senior Unsecured Notes, 6.25%, due 12/1/19	743,775
740,000	Aircastle Ltd., Senior Unsecured Notes, 5.13%, due 3/15/21	730,750
340,000	Aircastle Ltd., Senior Unsecured Notes, 5.50%, due 2/15/22	338,300
1,910,000	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.88%, due 9/1/17	2,043,700
2,345,000	Int'l Lease Finance Corp., Senior Unsecured Notes, 6.25%, due 5/15/19	2,450,525	ØØ
1,340,000	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.63%, due 1/15/22	1,567,800
155,000	Int'l Lease Finance Corp., Senior Unsecured Notes, 5.88%, due 8/15/22	160,038
1,325,000	Navient Corp., Senior Unsecured Medium-Term Notes, 5.50%, due 1/15/19	1,242,187
3,510,000	Navient Corp., Senior Unsecured Medium-Term Notes, 4.88%, due 6/17/19	3,211,650	ØØ
885,000	Navient Corp., Senior Unsecured Notes, 5.88%, due 3/25/21	765,525
90,000	SLM Corp., Senior Unsecured Medium-Term Notes, 4.63%, due 9/25/17	88,425
631,000	SLM Corp., Senior Unsecured Medium-Term Notes, 6.13%, due 3/25/24	518,209
		16,746,559
Department Stores (0.1%)
395,000	Neiman Marcus Group Ltd. LLC, Guaranteed Notes, 8.00%, due 10/15/21	299,213	ñ

Discount Stores (0.5%)
1,135,000	Dollar Tree, Inc., Guaranteed Notes, 5.75%, due 3/1/23	1,196,006	ñ

Electric - Generation (3.3%)
655,000	Calpine Corp., Senior Secured Notes, 6.00%, due 1/15/22	680,381	ñ
1,390,000	Calpine Corp., Senior Unsecured Notes, 5.38%, due 1/15/23	1,264,900
475,000	Dynegy, Inc., Guaranteed Notes, 6.75%, due 11/1/19	458,969
230,000	NRG Energy, Inc., Guaranteed Notes, 8.25%, due 9/1/20	208,725
3,150,000	NRG Energy, Inc., Guaranteed Notes, 7.88%, due 5/15/21	2,740,500
1,715,000	NRG Energy, Inc., Guaranteed Notes, 6.25%, due 7/15/22	1,414,875
580,000	NRG Energy, Inc., Guaranteed Notes, 6.63%, due 3/15/23	479,950
		7,248,300
Electric - Integrated (0.8%)
1,770,000	RJS Power Holdings LLC, Senior Unsecured Notes, 4.63%, due 7/15/19	1,354,050	ña
490,000	Talen Energy Supply LLC, Senior Unsecured Notes, 6.50%, due 6/1/25	333,200
		1,687,250
Electronics (2.3%)
1,130,000	Amkor Technology, Inc., Senior Unsecured Notes, 6.38%, due 10/1/22	1,070,675
220,000	Flextronics Int'l Ltd., Guaranteed Notes, 4.63%, due 2/15/20	224,404
865,000	Flextronics Int'l Ltd., Guaranteed Notes, 5.00%, due 2/15/23	877,975
1,575,000	Freescale Semiconductor, Inc., Senior Secured Notes, 6.00%, due 1/15/22	1,649,812	ñ
200,000	Micron Technology, Inc., Senior Unsecured Notes, 5.25%, due 8/1/23	162,000	ñ
395,000	Micron Technology, Inc., Senior Unsecured Notes, 5.25%, due 1/15/24	320,938	ñ
420,000	Sensata Technologies UK Financing Co. PLC, Guaranteed Notes, 6.25%, due 2/15/26	428,400	ñ
390,000	Zebra Technologies Corp., Senior Unsecured Notes, 7.25%, due 10/15/22	405,600
		5,139,804
Energy - Exploration & Production (3.8%)
290,000	Antero Resources Corp., Guaranteed Notes, 5.38%, due 11/1/21	245,775
825,000	Antero Resources Corp., Guaranteed Notes, 5.63%, due 6/1/23	684,750	ñ
400,000	Chesapeake Energy Corp., Guaranteed Notes, 6.50%, due 8/15/17	195,000
892,000	Chesapeake Energy Corp., Secured Notes, 8.00%, due 12/15/22	381,330	ñ
900,000	Concho Resources, Inc., Guaranteed Notes, 5.50%, due 4/1/23	816,750
885,000	Denbury Resources, Inc., Guaranteed Notes, 4.63%, due 7/15/23	292,050
921,000	EP Energy LLC/Everest Acquisition Finance, Inc., Guaranteed Notes, 9.38%, due 5/1/20	391,425
1,115,000	EP Energy LLC/Everest Acquisition Finance, Inc., Guaranteed Notes, 6.38%, due 6/15/23	390,250
405,000	Linn Energy LLC, Guaranteed Notes, 8.63%, due 4/15/20	60,750
4,041,000	Linn Energy LLC, Guaranteed Notes, 7.75%, due 2/1/21	484,920
1,120,000	Newfield Exploration Co., Senior Unsecured Notes, 5.75%, due 1/30/22	960,781
105,000	Newfield Exploration Co., Senior Unsecured Notes, 5.38%, due 1/1/26	84,525
950,000	Oasis Petroleum, Inc., Guaranteed Notes, 6.50%, due 11/1/21	570,000
935,000	Oasis Petroleum, Inc., Guaranteed Notes, 6.88%, due 3/15/22	542,300
1,235,000	Range Resources Corp., Guaranteed Notes, 5.00%, due 3/15/23	963,300
565,000	Range Resources Corp., Guaranteed Notes, 4.88%, due 5/15/25	457,650	ñ
1,275,000	Whiting Petroleum Corp., Guaranteed Notes, 6.25%, due 4/1/23	796,875
		8,318,431
Food & Drug Retailers (1.2%)
750,000	Rite Aid Corp., Guaranteed Notes, 9.25%, due 3/15/20	790,313
570,000	Rite Aid Corp., Guaranteed Notes, 6.75%, due 6/15/21	602,775
1,285,000	Rite Aid Corp., Guaranteed Notes, 6.13%, due 4/1/23	1,355,675	ñ
		2,748,763
Food - Wholesale (1.5%)
175,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Senior Unsecured Notes, 5.88%, due 1/15/24	181,125	ñ
2,265,000	Post Holdings, Inc., Guaranteed Notes, 6.00%, due 12/15/22	2,248,013	ñ
530,000	Post Holdings, Inc., Guaranteed Notes, 7.75%, due 3/15/24	564,450	ñ
330,000	Post Holdings, Inc., Guaranteed Notes, 8.00%, due 7/15/25	354,750	ñ
		3,348,338
Gaming (10.2%)
900,000	Ameristar Casinos, Inc., Guaranteed Notes, 7.50%, due 4/15/21	936,000
435,000	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 4.38%, due 11/1/18	437,121
3,815,000	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 4.88%, due 11/1/20	3,729,162	ØØ
670,000	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 5.38%, due 11/1/23	641,525
1,705,000	Int'l Game Technology PLC, Senior Secured Notes, 6.50%, due 2/15/25	1,525,975	ñ
740,000	Isle of Capri Casinos, Inc., Guaranteed Notes, 8.88%, due 6/15/20	780,700
1,225,000	Isle of Capri Casinos, Inc., Guaranteed Notes, 5.88%, due 3/15/21	1,252,562
1,245,000	MGM Resorts Int'l, Guaranteed Notes, 8.63%, due 2/1/19	1,385,841
597,000	Mohegan Tribal Gaming Authority, Guaranteed Notes, 11.00%, due 9/15/18	597,000	ñ
2,930,000	Mohegan Tribal Gaming Authority, Guaranteed Notes, 9.75%, due 9/1/21	2,878,725
1,580,000	Peninsula Gaming LLC, Guaranteed Notes, 8.38%, due 2/15/18	1,603,700	ñ
730,000	Pinnacle Entertainment, Inc., Guaranteed Notes, 6.38%, due 8/1/21	773,800
750,000	Pinnacle Entertainment, Inc., Guaranteed Notes, 7.75%, due 4/1/22	817,500
885,000	Scientific Games Int'l, Inc., Guaranteed Notes, 6.25%, due 9/1/20	420,375
890,000	Scientific Games Int'l, Inc., Guaranteed Notes, 6.63%, due 5/15/21	422,750
4,470,000	Scientific Games Int'l, Inc., Guaranteed Notes, 10.00%, due 12/1/22	3,106,650
860,000	Station Casinos LLC, Guaranteed Notes, 7.50%, due 3/1/21	885,800
175,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Guaranteed Notes, 4.25%, due 5/30/23	148,750	ñ
175,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Guaranteed Notes, 5.50%, due 3/1/25	154,438	ñ
		22,498,374
Gas Distribution (8.6%)
897,000	AmeriGas Finance LLC, Guaranteed Notes, 7.00%, due 5/20/22	879,060
740,000	Chesapeake Midstream Partners L.P., Senior Unsecured Notes, 6.13%, due 7/15/22	603,489
1,280,000	Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Guaranteed Notes, 6.25%, due 4/1/23	777,600	ñ
240,000	DCP Midstream LLC, Senior Unsecured Notes, 5.35%, due 3/15/20	196,206	ñ
300,000	DCP Midstream LLC, Senior Unsecured Notes, 4.75%, due 9/30/21	213,888	ñ
450,000	DCP Midstream Operating L.P., Guaranteed Notes, 2.50%, due 12/1/17	404,971
570,000	DCP Midstream Operating L.P., Guaranteed Notes, 5.60%, due 4/1/44	340,572
270,000	Duke Energy Corp., Senior Unsecured Notes, 8.13%, due 8/16/30	201,139
960,000	Energy Transfer Equity L.P., Senior Secured Notes, 7.50%, due 10/15/20	844,800
1,140,000	Energy Transfer Equity L.P., Senior Secured Notes, 5.88%, due 1/15/24	886,350
1,915,000	Ferrellgas L.P./Ferrellgas Finance Corp., Senior Unsecured Notes, 6.75%, due 1/15/22	1,508,062
1,073,000	MPLX L.P., Guaranteed Notes, 4.50%, due 7/15/23	841,706	ñ
1,305,000	MPLX L.P., Guaranteed Notes, 4.88%, due 12/1/24	1,018,793	ñ
1,045,000	Rockies Express Pipeline LLC, Senior Unsecured Notes, 6.85%, due 7/15/18	1,013,650	ñ
305,000	Rockies Express Pipeline LLC, Senior Unsecured Notes, 6.00%, due 1/15/19	286,700	ñ
745,000	Rockies Express Pipeline LLC, Senior Unsecured Notes, 5.63%, due 4/15/20	666,775	ñ
495,000	Rockies Express Pipeline LLC, Senior Unsecured Notes, 7.50%, due 7/15/38	396,000	ñ
630,000	Rockies Express Pipeline LLC, Senior Unsecured Notes, 6.88%, due 4/15/40	478,800	ñ
575,000	Rose Rock Midstream L.P./Rose Rock Finance Corp., Guaranteed Notes, 5.63%, due 11/15/23	310,500
175,000	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.63%, due 2/1/21	160,125
565,000	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.63%, due 4/15/23	495,788
965,000	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.75%, due 5/15/24	846,787
3,840,000	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.63%, due 3/1/25	3,302,400
427,000	Suburban Propane Partners L.P./Suburban Energy Finance Corp., Senior Unsecured Notes, 7.38%, due 8/1/21	418,460
210,000	Suburban Propane Partners L.P./Suburban Energy Finance Corp., Senior Unsecured Notes, 5.75%, due 3/1/25	174,300
240,000	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Guaranteed Notes, 5.00%, due 1/15/18	224,100
765,000	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Guaranteed Notes, 4.13%, due 11/15/19	642,600
300,000	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Guaranteed Notes, 4.25%, due 11/15/23	219,000
730,000	Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Guaranteed Notes, 6.25%, due 10/15/22	660,650	ñ
		19,013,271
Health Facilities (8.4%)
580,000	Amsurg Corp., Guaranteed Notes, 5.63%, due 7/15/22	582,828
605,000	CHS/Community Health Systems, Inc., Senior Secured Notes, 5.13%, due 8/1/21	600,462
1,500,000	Columbia Healthcare Corp., Guaranteed Notes, 7.50%, due 12/15/23	1,597,500
1,500,000	Columbia/HCA Corp., Guaranteed Notes, 7.69%, due 6/15/25	1,597,500
1,160,000	Columbia/HCA Corp., Guaranteed Unsecured Notes, 7.05%, due 12/1/27	1,131,000
610,000	DaVita HealthCare Partners, Inc., Guaranteed Notes, 5.13%, due 7/15/24	613,431
1,075,000	DaVita HealthCare Partners, Inc., Guaranteed Notes, 5.00%, due 5/1/25	1,057,531
545,000	DaVita, Inc., Guaranteed Notes, 5.75%, due 8/15/22	567,481
125,000	HCA, Inc., Senior Secured Notes, 5.88%, due 3/15/22	134,063
210,000	HCA, Inc., Senior Secured Notes, 4.75%, due 5/1/23	210,525
315,000	HCA, Inc., Senior Secured Notes, 5.00%, due 3/15/24	318,938
490,000	HCA, Inc., Guaranteed Notes, 5.38%, due 2/1/25	496,738
2,925,000	IASIS Healthcare LLC/IASIS Capital Corp., Guaranteed Notes, 8.38%, due 5/15/19	2,742,187
520,000	LifePoint Health, Inc., Guaranteed Notes, 5.88%, due 12/1/23	539,500
1,630,000	MPT Operating Partnership L.P./MPT Finance Corp., Guaranteed Notes, 5.50%, due 5/1/24	1,605,550
1,000,000	OMEGA Healthcare Investors, Inc., Guaranteed Notes, 5.88%, due 3/15/24	1,010,000
735,000	Sabra Health Care L.P./Sabra Capital Corp., Guaranteed Notes, 5.50%, due 2/1/21	749,700
910,000	Tenet Healthcare Corp., Senior Secured Notes, 6.25%, due 11/1/18	962,325
625,000	Tenet Healthcare Corp., Senior Secured Notes, 6.00%, due 10/1/20	662,500
680,000	Tenet Healthcare Corp., Senior Unsecured Notes, 8.13%, due 4/1/22	683,400
450,000	Tenet Healthcare Corp., Senior Unsecured Notes, 6.88%, due 11/15/31	351,000
380,000	Universal Health Services, Inc., Senior Secured Notes, 3.75%, due 8/1/19	387,600	ñ
		18,601,759
Health Services (0.8%)
435,000	Envision Healthcare Corp., Guaranteed Notes, 5.13%, due 7/1/22	427,388	ñ
1,290,000	Service Corp. Int'l, Senior Unsecured Notes, 5.38%, due 5/15/24	1,360,950
		1,788,338
Hotels (0.2%)
515,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Guaranteed Notes, 5.63%, due 10/15/21	530,450

Investments & Misc. Financial Services (1.6%)
190,000	Icahn Enterprises L.P./Icahn Enterprises Finance Corp., Guaranteed Notes, 3.50%, due 3/15/17	188,575
1,510,000	Icahn Enterprises L.P./Icahn Enterprises Finance Corp., Guaranteed Notes, 4.88%, due 3/15/19	1,389,200
2,685,000	Walter Investment Management Corp., Guaranteed Notes, 7.88%, due 12/15/21	1,939,912
		3,517,687
Machinery (1.9%)
2,235,000	Case New Holland Industrial, Inc., Guaranteed Notes, 7.88%, due 12/1/17	2,392,567
950,000	Terex Corp., Guaranteed Notes, 6.00%, due 5/15/21	855,000
870,000	The Manitowoc Co., Inc., Guaranteed Notes, 8.50%, due 11/1/20	909,585
		4,157,152
Media - Diversified (0.3%)
585,000	Liberty Media Corp., Senior Unsecured Notes, 8.50%, due 7/15/29	583,538

Media Content (5.0%)
652,000	AMC Networks, Inc., Guaranteed Notes, 7.75%, due 7/15/21	691,120
2,050,000	Cumulus Media Holdings, Inc., Guaranteed Notes, 7.75%, due 5/1/19	791,813
235,000	Gannett Co., Inc., Guaranteed Notes, 7.13%, due 9/1/18	239,700
480,000	Gannett Co., Inc., Guaranteed Notes, 5.13%, due 10/15/19	502,800
865,000	Gannett Co., Inc., Guaranteed Notes, 5.13%, due 7/15/20	895,275
165,000	Gannett Co., Inc., Guaranteed Notes, 4.88%, due 9/15/21	165,825	ñ
105,000	Gannett Co., Inc., Guaranteed Notes, 5.50%, due 9/15/24	105,525	ñ
430,000	iHeartCommunications, Inc., Senior Unsecured Notes, 10.00%, due 1/15/18	177,375
452,000	iHeartCommunications, Inc., Senior Unsecured Notes, 6.88%, due 6/15/18	248,600
3,382,000	iHeartCommunications, Inc., Senior Secured Notes, 11.25%, due 3/1/21	2,257,485
1,665,000	iHeartCommunications, Inc., Senior Unsecured Notes, 7.25%, due 10/15/27	707,625
215,000	Netflix, Inc., Senior Unsecured Notes, 5.50%, due 2/15/22	221,450	ñ
515,000	Sirius XM Radio, Inc., Guaranteed Notes, 4.25%, due 5/15/20	522,725	ñ
860,000	Sirius XM Radio, Inc., Guaranteed Notes, 5.88%, due 10/1/20	896,550	ñ
925,000	Tribune Media Co., Guaranteed Notes, 5.88%, due 7/15/22	922,687	ñ
1,680,000	Univision Communications, Inc., Senior Secured Notes, 5.13%, due 5/15/23	1,629,600	ñ
		10,976,155
Medical Products (3.0%)
475,000	Alere, Inc., Guaranteed Notes, 6.50%, due 6/15/20	463,125
465,000	Alere, Inc., Guaranteed Notes, 6.38%, due 7/1/23	439,425	ñ
1,660,000	DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes, 8.13%, due 6/15/21	1,394,400	ñ
240,000	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 6.50%, due 9/15/18	264,000	ñ
485,000	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 5.63%, due 7/31/19	525,012	ñ
1,480,000	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 4.13%, due 10/15/20	1,497,575	ñ
590,000	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 5.88%, due 1/31/22	638,675	ñ
850,000	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 4.75%, due 10/15/24	854,250	ñ
495,000	Hologic, Inc., Guaranteed Notes, 5.25%, due 7/15/22	512,325	ñ
		6,588,787
Metals - Mining Excluding Steel (1.1%)
435,000	Alcoa, Inc., Senior Unsecured Notes, 5.13%, due 10/1/24	356,156
35,000	Alcoa, Inc., Senior Unsecured Notes, 5.95%, due 2/1/37	25,550
775,000	CONSOL Energy, Inc., Guaranteed Notes, 5.88%, due 4/15/22	501,813
430,000	FMG Resources (August 2006) Pty Ltd., Senior Secured Notes, 9.75%, due 3/1/22	373,025	ñ
400,000	Teck Resources Ltd., Guaranteed Notes, 4.75%, due 1/15/22	219,000
200,000	Teck Resources Ltd., Guaranteed Notes, 3.75%, due 2/1/23	108,500
1,565,000	Teck Resources Ltd., Guaranteed Notes, 6.00%, due 8/15/40	723,812
165,000	Teck Resources Ltd., Guaranteed Notes, 6.25%, due 7/15/41	76,313
		2,384,169
Packaging (3.0%)
610,000	Ball Corp., Guaranteed Notes, 4.38%, due 12/15/20	631,350
1,220,000	Berry Plastics Corp., Secured Notes, 5.13%, due 7/15/23	1,187,792
635,000	Owens-Brockway Glass Container, Inc., Guaranteed Notes, 5.00%, due 1/15/22	609,600	ñ
730,000	Reynolds Group Issuer, Inc., Senior Secured Notes, 7.13%, due 4/15/19	743,688
1,089,000	Reynolds Group Issuer, Inc., Guaranteed Notes, 9.88%, due 8/15/19	1,064,497
535,000	Reynolds Group Issuer, Inc., Senior Secured Notes, 5.75%, due 10/15/20	535,669
905,000	Reynolds Group Issuer, Inc., Senior Secured Notes, 6.88%, due 2/15/21	936,675
830,000	Sealed Air Corp., Senior Unsecured Notes, 5.50%, due 9/15/25	846,600	ñ
		6,555,871
Personal & Household Products (0.7%)
440,000	Energizer Holdings, Inc., Guaranteed Notes, 4.70%, due 5/19/21	450,004
1,135,000	Energizer Holdings, Inc., Guaranteed Notes, 4.70%, due 5/24/22	1,154,607
		1,604,611
Pharmaceuticals (7.1%)
2,715,000	Endo Finance LLC & Endo Finco, Inc., Guaranteed Notes, 5.88%, due 1/15/23	2,694,638	ña
845,000	Endo Ltd./Endo Finance LLC/Endo Finco, Inc., Guaranteed Notes, 6.00%, due 7/15/23	849,225	ñ
265,000	Endo Ltd./Endo Finance LLC/Endo Finco, Inc., Guaranteed Notes, 6.00%, due 2/1/25	261,719	ñ
900,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Guaranteed Notes, 6.38%, due 8/1/23	886,500	ñ
360,000	Mallinckrodt Int'l Finance SA/Mallinckrodt CB LLC, Guaranteed Notes, 4.88%, due 4/15/20	344,250	ñ
360,000	Mallinckrodt Int'l Finance SA/Mallinckrodt CB LLC, Guaranteed Notes, 5.63%, due 10/15/23	337,500	ñ
1,135,000	Mallinckrodt Int'l Finance SA/Mallinckrodt CB LLC, Guaranteed Notes, 5.50%, due 4/15/25	1,010,150	ñ
750,000	Valeant Pharmaceuticals Int'l, Inc., Guaranteed Notes, 6.75%, due 8/15/18	744,375	ñ
250,000	Valeant Pharmaceuticals Int'l, Inc., Guaranteed Notes, 5.38%, due 3/15/20	236,250	ñ
100,000	Valeant Pharmaceuticals Int'l, Inc., Guaranteed Notes, 5.63%, due 12/1/21	92,250	ñ
1,075,000	Valeant Pharmaceuticals Int'l, Inc., Guaranteed Notes, 5.50%, due 3/1/23	956,750	ñ
3,345,000	Valeant Pharmaceuticals Int'l, Inc., Guaranteed Notes, 5.88%, due 5/15/23	2,993,775	ñ
2,260,000	Valeant Pharmaceuticals Int'l, Inc., Guaranteed Notes, 6.13%, due 4/15/25	2,031,175	ñ
2,435,000	VPI Escrow Corp., Guaranteed Notes, 6.38%, due 10/15/20	2,349,775	ñ
		15,788,332
Printing & Publishing (3.5%)
2,610,000	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 8.25%, due 3/15/19	2,805,750
1,950,000	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.63%, due 6/15/20	1,964,625
950,000	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.88%, due 3/15/21	935,180
715,000	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.00%, due 2/15/22	670,312
605,000	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 6.50%, due 11/15/23	532,400
1,050,000	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 6.00%, due 4/1/24	887,250
		7,795,517
Recreation & Travel (1.1%)
535,000	Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp., Guaranteed Notes, 5.25%, due 3/15/21	548,375
770,000	NCL Corp. Ltd., Senior Unsecured Notes, 5.25%, due 11/15/19	773,850	ñ
550,000	Royal Caribbean Cruises Ltd., Senior Unsecured Notes, 5.25%, due 11/15/22	563,750
600,000	Six Flags Entertainment Corp., Guaranteed Notes, 5.25%, due 1/15/21	613,500	ñ
		2,499,475
Restaurants (0.2%)
420,000	1011778 BC ULC/New Red Finance, Inc., Senior Secured Notes, 4.63%, due 1/15/22	422,100	ñ

Software - Services (3.4%)
915,000	First Data Corp., Guaranteed Notes, 7.00%, due 12/1/23	924,150	ñ
425,000	First Data Corp., Senior Secured Notes, 5.00%, due 1/15/24	427,125	ñ
1,217,000	Infor Software Parent LLC/Infor Software Parent, Inc., Guaranteed Notes, 7.13% Cash/7.88% PIK, due 5/1/21	867,112	ñc
1,830,000	Infor US, Inc., Guaranteed Notes, 6.50%, due 5/15/22	1,596,675	ñ
815,000	MSCI, Inc., Guaranteed Notes, 5.25%, due 11/15/24	840,469	ñ
1,065,000	MSCI, Inc., Guaranteed Notes, 5.75%, due 8/15/25	1,123,575	ñ
1,070,000	Nuance Communications, Inc., Guaranteed Notes, 5.38%, due 8/15/20	1,067,325	ñ
1,765,000	Syniverse Holdings, Inc., Guaranteed Notes, 9.13%, due 1/15/19	670,700
		7,517,131
Specialty Retail (1.9%)
1,545,000	Argos Merger Sub, Inc., Senior Unsecured Notes, 7.13%, due 3/15/23	1,556,588	ñ
1,580,000	L Brands, Inc., Guaranteed Notes, 5.63%, due 10/15/23	1,678,750
595,000	QVC, Inc., Senior Secured Notes, 5.13%, due 7/2/22	605,123
445,000	QVC, Inc., Senior Secured Notes, 5.45%, due 8/15/34	360,219
		4,200,680
Steel Producers - Products (0.7%)
2,080,000	ArcelorMittal, Senior Unsecured Notes, 8.00%, due 10/15/39	1,466,400	a

Support - Services (6.8%)
260,000	ADT Corp., Senior Unsecured Notes, 2.25%, due 7/15/17	258,050
720,000	ADT Corp., Senior Unsecured Notes, 4.88%, due 7/15/42	518,400
1,125,000	AECOM, Guaranteed Notes, 5.88%, due 10/15/24	1,120,781
2,620,000	Anna Merger Sub, Inc., Senior Unsecured Notes, 7.75%, due 10/1/22	2,154,950	ñ
3,260,000	APX Group, Inc., Guaranteed Notes, 8.75%, due 12/1/20	2,616,150
1,555,000	Hertz Corp., Guaranteed Notes, 5.88%, due 10/15/20	1,527,788
2,028,000	IHS, Inc., Guaranteed Notes, 5.00%, due 11/1/22	2,048,280
2,541,000	Iron Mountain, Inc., Guaranteed Notes, 5.75%, due 8/15/24	2,509,237
743,000	RSC Equipment Rental N.A., Inc., Guaranteed Notes, 8.25%, due 2/1/21	774,578
750,000	United Rental N.A., Inc., Guaranteed Notes, 7.38%, due 5/15/20	772,500
880,000	United Rental N.A., Inc., Guaranteed Notes, 5.75%, due 11/15/24	811,800
		15,112,514
Technology Hardware & Equipment (0.6%)
650,000	CommScope Technologies Finance LLC, Senior Unsecured Notes, 6.00%, due 6/15/25	632,125	ñ
855,000	Riverbed Technology, Inc., Guaranteed Notes, 8.88%, due 3/1/23	781,256	ñ
		1,413,381
Telecom - Satellite (1.9%)
729,000	Hughes Satellite Systems Corp., Senior Secured Notes, 6.50%, due 6/15/19	798,255
1,085,000	Inmarsat Finance PLC, Guaranteed Notes, 4.88%, due 5/15/22	1,071,437	ñ
1,030,000	Intelsat Jackson Holdings SA, Guaranteed Notes, 5.50%, due 8/1/23	821,425
2,290,000	Intelsat Luxembourg SA, Guaranteed Notes, 7.75%, due 6/1/21	996,150
1,340,000	Intelsat Luxembourg SA, Guaranteed Notes, 8.13%, due 6/1/23	552,750
		4,240,017
Telecom - Wireless (8.5%)
1,460,000	Communications Sales & Leasing, Inc./CSL Capital LLC, Guaranteed Notes, 8.25%, due 10/15/23	1,288,450
1,198,000	Crown Castle Int'l Corp., Senior Unsecured Notes, 4.88%, due 4/15/22	1,256,402
360,000	MetroPCS Wireless, Inc., Guaranteed Notes, 6.63%, due 11/15/20	370,260
455,000	SBA Telecommunications, Inc., Guaranteed Notes, 5.75%, due 7/15/20	472,063
2,625,000	Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28	1,732,500
1,960,000	Sprint Corp., Guaranteed Notes, 7.88%, due 9/15/23	1,401,400
2,000,000	Sprint Corp., Guaranteed Notes, 7.13%, due 6/15/24	1,350,000
2,365,000	Sprint Nextel Corp., Senior Unsecured Notes, 6.00%, due 11/15/22	1,590,462
970,000	T-Mobile USA, Inc., Guaranteed Notes, 6.54%, due 4/28/20	999,100
795,000	T-Mobile USA, Inc., Guaranteed Notes, 6.63%, due 4/28/21	821,831
850,000	T-Mobile USA, Inc., Guaranteed Notes, 6.13%, due 1/15/22	864,875
605,000	T-Mobile USA, Inc., Guaranteed Notes, 6.73%, due 4/28/22	621,638
1,415,000	T-Mobile USA, Inc., Guaranteed Notes, 6.00%, due 3/1/23	1,422,782
295,000	T-Mobile USA, Inc., Guaranteed Notes, 6.84%, due 4/28/23	304,588
475,000	T-Mobile USA, Inc., Guaranteed Notes, 6.50%, due 1/15/24	479,750
555,000	T-Mobile USA, Inc., Guaranteed Notes, 6.38%, due 3/1/25	556,388
2,465,000	Wind Acquisition Finance SA, Senior Secured Notes, 4.75%, due 7/15/20	2,421,862	ñ
875,000	Wind Acquisition Finance SA, Secured Notes, 7.38%, due 4/23/21	831,793	ñ
		18,786,144
Telecom - Wireline Integrated & Services (4.8%)
485,000	CenturyLink, Inc., Senior Unsecured Notes, Ser. W, 6.75%, due 12/1/23	458,931
1,630,000	CenturyLink, Inc., Senior Unsecured Notes, Ser. P, 7.60%, due 9/15/39	1,222,500
2,354,000	Citizens Communications Co., Senior Unsecured Notes, 9.00%, due 8/15/31	1,871,430
1,205,000	Embarq Corp., Senior Unsecured Notes, 8.00%, due 6/1/36	1,193,348
595,000	Equinix, Inc., Senior Unsecured Notes, 5.88%, due 1/15/26	615,825
55,000	Frontier Communications Corp., Senior Unsecured Notes, 7.13%, due 1/15/23	45,788
480,000	Frontier Communications Corp., Senior Unsecured Notes, 7.63%, due 4/15/24	404,400
460,000	Frontier Communications Corp., Senior Unsecured Notes, 11.00%, due 9/15/25	443,325	ñ
430,000	Level 3 Financing, Inc., Guaranteed Notes, 5.38%, due 1/15/24	434,300	ñ
540,000	Level 3 Financing, Inc., Guaranteed Notes, 5.38%, due 5/1/25	543,375
135,000	Telecom Italia Capital SA, Guaranteed Notes, 7.00%, due 6/4/18	145,125
985,000	Telecom Italia Capital SA, Guaranteed Unsecured Notes, 6.00%, due 9/30/34	881,575
615,000	Telecom Italia SpA, Senior Unsecured Notes, 5.30%, due 5/30/24	599,625	ñ
586,000	U.S. West Communications Group, Senior Unsecured Notes, 6.88%, due 9/15/33	554,786
1,690,000	Windstream Corp., Guaranteed Notes, 7.50%, due 6/1/22	1,301,300
		10,715,633
Theaters & Entertainment (1.7%)
1,829,000	Activision Blizzard, Inc., Guaranteed Notes, 5.63%, due 9/15/21	1,920,450	ñ
785,000	AMC Entertainment, Inc., Guaranteed Notes, 5.75%, due 6/15/25	799,719
1,047,000	Regal Entertainment Group, Senior Unsecured Notes, 5.75%, due 3/15/22	1,053,543
		3,773,712
	Total Corporate Debt Securities (Cost $337,485,860)	303,596,003

NUMBER OF SHARES

Short-Term Investments (5.6%)
12,371,285	State Street Institutional Liquid Reserves Fund Premier Class, 0.36% (Cost $12,371,285)	12,371,285	d

	Total Investments (156.1%) (Cost $381,170,687)	345,958,472	##

	Liabilities, less cash, receivables and other assets [(40.3%)]	(89,397,764)	±††b

	Liquidation Value of Mandatory Redeemable Preferred Shares [(15.8%)]	(35,000,000)

	Total Net Assets Applicable to Common Shareholders (100.0%)	$221,560,708

See Notes to Schedule of Investments

January 31, 2016 (Unaudited)

Notes to Schedule of Investments

†	In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman High Yield Strategies Fund Inc. (the “Fund”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

The value of bank loan obligations is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of interest rate swap contracts (“interest rate swaps”) is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the local overnight index swap rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate. (generally Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Fund’s Board of Directors (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Fund’s investments as of January 31, 2016:

Asset Valuation Inputs Investments:	Level 1	Level 2	Level 3§	Total
Bank Loan Obligations
Business Equipment & Services	$-	$4,111,333	$150,000	$4,261,333
Lodging & Casinos	-	5,899,997	977,600	6,877,597
Other Bank Loan Obligations^	-	18,852,254	-	18,852,254
Total Bank Loan Obligations	-	28,863,584	1,127,600	29,991,184
Corporate Debt Securities
Chemicals	-	4,523,562	63	4,523,625
Other Corporate Debt Securities^	-	299,072,378	-	299,072,378
Total Corporate Debt Securities	-	303,595,940	63	303,596,003
Short-Term Investments	-	12,371,285	-	12,371,285
Total Investments	$-	$344,830,809	$1,127,663	$345,958,472

^	The Schedule of Investments provides information on the industry categorization for the portfolio.

§	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/15	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/16	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/16
Investments in Securities
Bank Loan Obligations
Business Equipment & Services	$-	$3	$-	$367	$149,630	$-	$-	$-	$150,000	$367
Lodging & Casinos	-	908	-	9,488	967,204	-	-	-	977,600	9,488
Corporate Debt Securities
Chemicals	63	-	-	-	-	-	-	-	63	-
Total	$63	$911	$-	$9,855	$1,116,834	$-	$-	$-	$1,127,663	$9,855

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.

These securities categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose inputs used in formulating such quotations.

The following is a summary, categorized by Level, of inputs used to value the Fund’s derivatives as of January 31, 2016:

Liability Valuation Inputs

	Level 1	Level 2	Level 3	Total
Centrally cleared interest rate swaps	$-	$(567,859)	$-	$(567,859)
Total	$-	$(567,859)	$-	$(567,859)

As of the period ended January 31, 2016, the Fund had no transfers between Levels 1, 2 or 3 based on the beginning of period market values as of October 31, 2015.

##	At January 31, 2016, the cost of investments for U.S. federal income tax purposes was $381,189,620. Gross unrealized appreciation of investments was $2,527,806 and gross unrealized depreciation of investments was $37,758,954, resulting in net unrealized depreciation of $35,231,148 based on cost for U.S. federal income tax purposes.

ñ	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At January 31, 2016, these securities amounted to $103,340,974 or 46.6% of net assets applicable to common stockholders.

ØØ	All or a portion of this security is segregated in connection with interest rate swaps and/or delayed delivery purchase commitments.

µ	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of January 31, 2016, and their final maturities.

a	Step Bond: Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a rating changes made by a rating agency.

b	At January 31, 2016, the Fund had deposited $931,157 in a segregated account to cover collateral requirements for centrally cleared interest rate swaps.

c	Payment-in-kind (PIK) security for which part of the income earned may be paid as additional principal.

d	The rate shown is the annualized seven day yield at January 31, 2016.

¢	All or a portion of this security was purchased on a delayed delivery basis.

††	As of January 31, 2016, the value of unfunded loan commitments was $4,383,040.

Borrower	Principal Amount	Value
Charter Communications Operating Holding LLC, First Lien Unsecured Bridge Loan, due 5/23/16	$3,769,415	$3,769,415
Charter Communications Operating LLC, Unsecured Bridge Loan, due 5/23/16	613,625	613,625

^^	All or a portion of this security has not settled as of January 31, 2016 and thus does not have an interest rate in effect. Interest rates do not take effect until settlement.

‡	Security had an event of default.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.

±	At January 31, 2016, the Fund had outstanding centrally cleared interest rate swaps as follows:

Counterparty	Notional Amount	Portfolio Pays/ Receives Floating Rate	Floating Rate Index	Annual Fixed-rate	Termination Date	Total Fair Value(1)
CME Group, Inc.	$25,000,000	Pay	3-month LIBOR	1.371%	May 14, 2018	$(330,323)

CME Group, Inc.	$20,000,000	Receive	3-month LIBOR	1.292%	April 17, 2019	(237,536)
						$(567,859)

(1)	Total Fair Value reflects the appreciation (depreciation) of the interest rate swap contracts plus accrued interest as of January 31, 2016.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.

Item 2. Controls and Procedures.
(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.
(b)	There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman High Yield Strategies Fund Inc.
By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: March 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: March 29, 2016

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: March 29, 2016